Revenue - Transaction price allocated to performance obligations (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Research and license revenue			$ 19,391	$ 5,350	$ 3,747
Contract Asset		$ 3,309
Deferred revenue			35,000
Seagen
Disclosure of performance obligations [line items]
Transaction Price		21,500
Research and license revenue		17,901
Ifrs License [Member] | Seagen
Disclosure of performance obligations [line items]
Transaction Price		50,000
Research and license revenue		15,165	15,200
Manufacturing Technology Transfer Activities [Member] | Seagen
Disclosure of performance obligations [line items]
Transaction Price		2,167
Research and license revenue		2,073	2,100
Initial Supply [Member]
Disclosure of performance obligations [line items]
Contract Asset		3,309
Initial Supply [Member] | Seagen
Disclosure of performance obligations [line items]
Transaction Price		3,583
Contract Asset			3,300
Research Activities [Member] | Seagen
Disclosure of performance obligations [line items]
Transaction Price		750
Research and license revenue		663	700
Buy-up Fee [Member] | Seagen
Disclosure of performance obligations [line items]
Transaction Price		$ 35,000	35,000
Non-refundable upfront payment received	$ 50,000
Deferred revenue			$ 35,000